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June 29, 2016

Jacob C. Tiedt
Attorney at Law
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen California Dividend Advantage Municipal Fund 2 (the “Registrant”);

File No. 811-10197

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Variable Rate Demand Preferred Shares (“VRDP Shares”) of the Registrant in connection with the Registrant’s annual shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of VRDP Shares will be asked to consider proposals relating to, among other things, the reorganization of the Registrant into Nuveen California Dividend Advantage Municipal Fund (the “Acquiring Fund”) (Holders of the Registrant’s common shares are being solicited pursuant to a separate joint proxy statement/prospectus, which was initially filed with the Commission on May 26, 2016 as part of the Acquiring Fund’s Registration Statement on Form N-14 (Securities Act File No. 333-211657)).

For the staff’s reference, please note that the transactions described in the Proxy Statement relate to the same transactions described in the Acquiring Fund’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization (Securities Act File No. 333-211657). Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in the Acquiring Fund’s Registration Statement on Form N-14. In addition, the Proxy Statement contains more detailed information regarding the terms of the VRDP Shares to be issued in reorganization. The Proxy Statement also reflects certain changes to the disclosure appearing in the Registration Statement that have been made in response to staff comments on the Registration Statement, to the extent applicable to the Proxy Statement.

Please contact the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

222 North LaSalle Street  |  Chicago, Illinois 60601  |  T +1 312 609 7500  |  F +1 312 609 5005

June 29, 2016

Very truly yours,

Jacob C. Tiedt

Attorney at Law